Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (hereinafter referred to as the “Company”) and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group.” The Group is a U.S.-based innovator of AI-powered phygital (physical + digital) solutions for education, corporate collaboration and live events. Its mission is to eliminate barriers between physical and digital environments, languages and regions, and academia and industry. As an innovator in AI-powered phygital solutions, the Group bridges the gap between physical and digital experiences across education, corporate collaboration, and live events. Through its network of for-profit colleges, the Group provides high-quality, personalized, and dynamic career education services and products.